Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of revenues disaggregated by revenue source
The following table presents the Company’s revenues disaggregated by revenue source (in thousands):

	Year Ended December 31,
	2021	2020	2019
Enterprise	$243,404	$188,339	$202,641
Provider	90,921	79,324	80,726
Life Sciences	78,490	61,142	56,174

Total Revenue	$412,815	$328,805	$339,541

Schedule of other expenses (income)
For the years ended December 31, 2021, 2020, and 2019, other income (expense) consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Re-measurement of contingent consideration	$13,447	$(6,211)	$(472)
Re-measurement of warrant liabilities	12,676	(3,436)	(94)
Other	884	(62)	(242)

Total other income (expense)	$27,007	$(9,709)	$(808)